Other reserves (Tables)	6 Months Ended
Jun. 30, 2018
Other resreves [abstract]
Other reserves
17. Other reserves
	As at	As at
	30.06.18	31.12.17
	£m	£m
Currency translation reserve	3,392	3,054
Available for sale reserve	-	364
Fair value through other comprehensive income reserve	(228)	-
Cash flow hedging reserve	652	1,161
Own credit reserve	(252)	(179)
Other reserves and treasury shares	968	983
Total	4,532	5,383